                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  Susan Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: July 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
-------------------------------------------------------------------------------

This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 4/30/05

MFS(R) Strategic Value Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Strategic Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2005

ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.2%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            487,360      $   29,704,592
----------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE - 1.0%
----------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                        361,270      $   13,977,536
----------------------------------------------------------------------------------------------------------------------------

BANKS & CREDIT COMPANIES - 11.9%
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            826,448      $   37,223,218
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                      531,740          32,712,645
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                        1,806,020          64,095,650
----------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                               753,420          40,104,547
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  174,136,060
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                 753,730      $   19,122,130
----------------------------------------------------------------------------------------------------------------------------

BROADCAST & CABLE TV - 8.4%
----------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                               2,895,920      $   37,241,531
----------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              1,565,820          54,208,688
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                1,164,720          30,748,608
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  122,198,827
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.0%
----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                         1,562,410      $   43,263,133
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        554,350          29,896,096
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   73,159,229
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.3%
----------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                               2,406,000      $   14,315,700
----------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                2,598,350          48,797,013
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   63,112,713
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                        7,354,920      $   26,698,360
----------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      876,660      $   27,606,023
----------------------------------------------------------------------------------------------------------------------------

CONSUMER GOODS & SERVICES - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                     592,850      $   30,614,774
----------------------------------------------------------------------------------------------------------------------------

CONTAINERS - 3.7%
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                          2,089,920      $   51,244,838
----------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                   218,385           2,863,027
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   54,107,865
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        1,232,470      $   38,588,636
----------------------------------------------------------------------------------------------------------------------------

ENERGY - INDEPENDENT - 2.8%
----------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                     121,560      $    6,842,612
----------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                               766,860          34,639,066
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   41,481,678
----------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.0%
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                              298,760      $   14,758,744
----------------------------------------------------------------------------------------------------------------------------

FOREST & PAPER PRODUCTS - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                    794,080      $   25,799,659
----------------------------------------------------------------------------------------------------------------------------

GENERAL MERCHANDISE - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                            215,770      $   10,171,398
----------------------------------------------------------------------------------------------------------------------------

INSURANCE - 5.8%
----------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                   701,510      $   39,396,802
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                 1,626,350          31,290,974
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                          189,660          13,725,694
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   84,413,470
----------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                   1,098,090      $   19,820,525
----------------------------------------------------------------------------------------------------------------------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        2,710,120      $   32,440,136
----------------------------------------------------------------------------------------------------------------------------

OIL SERVICES - 7.2%
----------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                  326,420      $   15,912,975
----------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                            483,400          26,557,996
----------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              983,220          33,036,192
----------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                      571,860          29,107,674
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  104,614,837
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.2%
----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              440,410      $   21,650,556
----------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                              1,537,570          52,123,623
----------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          1,328,430          59,699,644
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  133,473,823
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.9%
----------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                        791,400      $   12,504,120
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      1,080,150          23,061,202
----------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                  643,730          20,908,350
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   56,473,672
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 6.6%
----------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               2,927,750      $   46,785,445
----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                        19,826,880          49,368,931
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   96,154,376
----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 9.6%
----------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   3,146,510      $   70,041,313
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   1,969,915          70,522,957
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  140,564,270
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                 8,270,410      $   14,804,034
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,375,869,414)                                              $1,447,997,367
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.6%
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%<, due 5/02/05, at Amortized Cost                      $  8,499,000      $    8,498,304
----------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 04/29/05, due 05/02/05, total to be received $2,000.49
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                           $      2,000      $        2,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,384,369,718)                                                           $1,456,497,671
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                              2,580,688
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $1,459,078,359
----------------------------------------------------------------------------------------------------------------------------
      * Non-income producing security.
      < The rate shown represents an annualized yield at time of purchase.
   ADR= American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC VALUE FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $ 1,399,786,894
                                                               ===============
Gross unrealized appreciation                                  $   139,026,673
Gross unrealized depreciation                                      (82,315,896)
                                                               ---------------
Net unrealized appreciation(depreciation)                      $    56,710,777
                                                               ===============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 4/30/05

MFS(R) New Endeavor Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS New Endeavor Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2005

ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.2%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.4%
----------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                              44,400      $    4,016,424
----------------------------------------------------------------------------------------------------------------------------

APPAREL MANUFACTURERS - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Carter's, Inc.*                                                                                   67,100      $    2,531,012
----------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.*                                                                          67,700           2,911,100
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,442,112
----------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.*                                                               148,000      $    2,292,520
----------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                                             85,600           1,254,040
----------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                26,800           1,124,260
----------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                        165,500           2,222,665
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,893,485
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.9%
----------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                                            80,000      $    1,585,600
----------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                                   60,500             590,480
----------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                  40,100           2,012,619
----------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                            69,200           2,204,020
----------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                                                  120,700           1,748,943
----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                  61,200           1,552,644
----------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                                  97,300             705,425
----------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.*                                                                                   190,850             709,962
----------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.*                                                                    37,500             613,125
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,722,818
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 8.1%
----------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                        64,000      $    1,843,840
----------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                      330,100           4,149,357
----------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                                            478,800           1,843,380
----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                          68,200           3,831,476
----------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                                 420,100           5,402,486
----------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        36,051           2,306,543
----------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                            101,000           1,315,020
----------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                                                             31,000             405,170
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                             112,300           2,952,367
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   24,049,639
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                         55,300      $      579,544
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                                 68,800           1,611,984
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                  60,950           4,318,917
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,510,445
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 11.8%
----------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                     109,200      $    4,411,680
----------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.*                                                           46,000           1,558,940
----------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                     42,800           2,813,244
----------------------------------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                                                    82,000             817,540
----------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                86,800           3,940,720
----------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                               69,200           4,951,260
----------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                             60,000           3,885,600
----------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                                        227,000             944,320
----------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                                                    102,800           2,735,508
----------------------------------------------------------------------------------------------------------------------------
LECG Corp.*                                                                                      115,000           2,383,950
----------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                          94,800           2,181,348
----------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.*                                                                   133,000           2,061,500
----------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                                              69,000           2,408,790
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   35,094,400
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 11.9%
----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                     192,000      $    5,128,320
----------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                          156,200           3,272,390
----------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                            130,700           2,940,750
----------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                                                     40,800           1,593,240
----------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                        92,300           3,814,759
----------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                         52,700           2,294,031
----------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.*                                                                             82,000           1,533,400
----------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.*                                                                                   696,500           3,329,270
----------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  119,600           2,246,088
----------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                                            422,100           3,013,794
----------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                          309,740           6,377,546
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   35,543,588
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                             26,500      $    1,994,125
----------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.*                                                                                 69,000           2,205,930
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,200,055
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                          123,300      $    3,876,552
----------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                                              38,300           1,599,025
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,475,577
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
----------------------------------------------------------------------------------------------------------------------------
CUNO, Inc.*                                                                                       32,000      $    1,623,040
----------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                             110,100           2,958,387
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,581,427
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.2%
----------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                                   158,000      $    1,382,500
----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., "A"*                                                                              57,500           1,719,825
----------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                                                  91,700           2,209,970
----------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                                 84,800           1,549,296
----------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                 141,200           5,509,624
----------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                   121,500           4,067,820
----------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                405,200           3,265,912
----------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                                      173,700           4,411,980
----------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                         78,700           1,052,219
----------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                     189,400           5,102,436
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   30,271,582
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.7%
----------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                                              62,700      $    1,534,269
----------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                     93,800           2,522,282
----------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                      64,800           2,722,896
----------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                                             50,300           1,277,620
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,057,067
----------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.1%
----------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                                            115,600      $    1,280,848
----------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                        67,900           1,831,942
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,112,790
----------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.*                                                                                     475,600      $    2,872,624
----------------------------------------------------------------------------------------------------------------------------

LEISURE & TOYS - 0.7%
----------------------------------------------------------------------------------------------------------------------------
THQ, Inc.*                                                                                        83,000      $    2,093,260
----------------------------------------------------------------------------------------------------------------------------

MACHINERY & TOOLS - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                      75,000      $    1,638,000
----------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                            55,300           3,742,151
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,380,151
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                  116,100      $    4,231,845
----------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.*                                                                        52,388           2,328,647
----------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.*                                                                                   97,000             596,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,157,042
----------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.1%
----------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                                    121,100      $    3,031,133
----------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                   34,300           2,441,131
----------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                                                 350,500           2,141,555
----------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.*##                                                                                93,000             568,230
----------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                     261,370           5,569,795
----------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                      60,700           3,317,862
----------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                            38,000           2,256,440
----------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                   35,600           1,716,632
----------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                                                  118,700           1,537,165
----------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                                                    60,000           2,389,200
----------------------------------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.*                                                                 147,000           1,412,670
----------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    170,200           6,745,026
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   33,126,839
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                                8,600      $      220,611
----------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                                               6,400             164,175
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      384,786
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.8%
----------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                   93,000      $    4,533,750
----------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              119,900           4,028,640
----------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                     70,400           2,797,696
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,360,086
----------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                          68,200      $    1,816,166
----------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                             109,600      $    2,175,560
----------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                207,860           5,840,866
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,016,426
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                           3,600      $    3,111,300
----------------------------------------------------------------------------------------------------------------------------

RESTAURANTS - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                        131,800      $    4,044,942
----------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                          37,300           1,506,920
----------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                             51,100           1,421,602
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,973,464
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.8%
----------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.*                                                                   28,600      $      743,886
----------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                   114,800           3,059,420
----------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.*                                                                      115,000             714,150
----------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                     33,100             997,965
----------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.*                                                                           109,800           2,883,348
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,398,769
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.8%
----------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                                                 184,600      $    1,792,466
----------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                       181,200           4,129,548
----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                          100,900           2,279,331
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,201,345
----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.3%
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"                                                                        259,800      $    4,476,354
----------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                                41,210           2,313,117
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,789,471
----------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                      31,000      $    1,522,410
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $292,254,317)                                                $292,175,548
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.5%
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05, at Amortized Cost <                     $  4,438,000      $    4,437,636
----------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to be received $1,001
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                           $      1,000      $        1,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $296,692,953) ~                                                           $  296,614,184
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                              1,031,574
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $  297,645,758

 * Non-income producing security.
 + Restricted security.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of April 30, 2005, the fund had one security representing $164,175 and 0.06% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
## SEC Rule 144A restriction.
ADR = American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW ENDEAVOR FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 298,161,513
                                                                 =============
Gross unrealized appreciation                                    $ (27,316,452)
Gross unrealized depreciation                                       25,769,123
                                                                 -------------
Net unrealized appreciation (depreciation)                       $  (1,547,329)
                                                                 =============

(2) Restricted Securities

At April 30, 2005, the fund owned the following restricted security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.06% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                           DATE OF
DESCRIPTION              ACQUISTION       SHARES       COST             VALUE
-------------------------------------------------------------------------------
Aber Diamond Corp.       1/14/04          6,400      $247,512         $164,175


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 4/30/05

MFS(R) Emerging
Markets Debt Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Emerging Markets Debt Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2005

ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS - 88.5%
----------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 9.9%
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8%, 2008*                                                          EUR  3,514,000      $    1,333,780
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 3.01%, 2012                                                          $  5,557,000           4,626,202
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 6%, 2023*                                                               4,149,000           2,406,420
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7.278%, 2049*                                                      EUR  1,050,000             364,765
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,731,167
----------------------------------------------------------------------------------------------------------------------------
BRAZIL - 17.5%
----------------------------------------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009##                                                                      $    564,000      $      564,000
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                           7,167,833           7,145,397
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                                                5,554,000           5,484,645
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                          1,076,000           1,218,570
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 4.25%, 2024                                                     968,000             880,880
----------------------------------------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009##                                                225,000             230,625
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   15,524,117
----------------------------------------------------------------------------------------------------------------------------
CHILE - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                          $    363,000      $      409,644
----------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       491,000             517,368
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      927,012
----------------------------------------------------------------------------------------------------------------------------
CHINA - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                                           $    481,000      $      503,848
----------------------------------------------------------------------------------------------------------------------------

COLOMBIA - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013                                                          $  1,315,000      $    1,490,552
----------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                               459,000             557,685
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,048,237
----------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC - 1.6%
----------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 9.5%, 2006                                                              $  1,347,000      $    1,323,427
----------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2013                                                                   95,000              87,163
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,410,590
----------------------------------------------------------------------------------------------------------------------------
ECUADOR - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                                               $    257,000      $      205,600
----------------------------------------------------------------------------------------------------------------------------

EL SALVADOR - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                        $    896,000      $      922,880
----------------------------------------------------------------------------------------------------------------------------

GUATEMALA - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034##                                                       $    427,000      $      444,080
----------------------------------------------------------------------------------------------------------------------------

HONG KONG - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010##                                           $    757,000      $      696,440
----------------------------------------------------------------------------------------------------------------------------

KAZAKHSTAN - 3.3%
----------------------------------------------------------------------------------------------------------------------------
ATF Bank Kazakstan, 9.25%, 2012##                                                           $    462,000      $      457,477
----------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009##                                                               400,000             409,000
----------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                                             266,000             287,280
----------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011##                                                            734,000             741,340
----------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 7%, 2009##                                                       356,000             350,660
----------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                       579,000             596,370
----------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                                                      46,000              47,380
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,889,507
----------------------------------------------------------------------------------------------------------------------------
MEXICO - 12.8%
----------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                               $    477,000      $      493,695
----------------------------------------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 10.75%, 2008                                                       222,794             227,250
----------------------------------------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 12.25%, 2008                                                       138,000             146,970
----------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                   667,000             667,000
----------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5%, 2012                                                     550,000             462,000
----------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                                                        508,000             538,480
----------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                  388,000             424,375
----------------------------------------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027##                                                               1,775,000           2,206,325
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               1,106,000           1,280,195
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                                                   229,000             242,740
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                                 650,000             653,250
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                            1,595,000           1,867,745
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                              1,837,000           2,151,586
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,361,611
----------------------------------------------------------------------------------------------------------------------------
PANAMA - 5.0%
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                     $  3,454,000      $    4,069,065
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                 307,000             343,840
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,412,905
----------------------------------------------------------------------------------------------------------------------------
PERU - 2.8%
----------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                               $  2,338,000      $    2,466,590
----------------------------------------------------------------------------------------------------------------------------

PHILIPPINES - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                       $    968,000      $    1,026,080
----------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025                                                           775,000             836,031
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,862,111
----------------------------------------------------------------------------------------------------------------------------
QATAR - 1.6%
----------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                 $    974,000      $    1,456,130
----------------------------------------------------------------------------------------------------------------------------

RUSSIA - 16.8%
----------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014##                                                    $    500,000      $      633,750
----------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                                 1,473,000           1,688,353
----------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                      4,060,000           4,760,350
----------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 9.75%, 2008                                                     438,000             473,040
----------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                          101,000             103,525
----------------------------------------------------------------------------------------------------------------------------
RS Finance, 8.125%, 2008##                                                                       450,000             452,250
----------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                    980,000           1,399,342
----------------------------------------------------------------------------------------------------------------------------
Russian Federation, 5%, 2030                                                                   1,910,000           2,030,712
----------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                        823,000           1,406,425
----------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                   554,000             616,159
----------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                        428,000             474,545
----------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                     811,000             856,254
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   14,894,705
----------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                        $    510,000      $      632,400
----------------------------------------------------------------------------------------------------------------------------

SOUTH KOREA - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009##                                                                $    458,000      $      474,625
----------------------------------------------------------------------------------------------------------------------------

TURKEY - 3.2%
----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                             $  1,121,000      $    1,087,370
----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030                                                                286,000             374,660
----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                   1,409,000           1,345,595
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,807,625
----------------------------------------------------------------------------------------------------------------------------
UKRAINE - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 6.875%, 2011                                                           $    340,000      $      351,900
----------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                                                 294,000             314,580
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      666,480
----------------------------------------------------------------------------------------------------------------------------
URUGUAY - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006                                   UYU 10,807,428      $      466,660
----------------------------------------------------------------------------------------------------------------------------

VENEZUELA - 3.0%
----------------------------------------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                                           $  1,911,000      $    1,882,335
----------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                               739,000             728,285
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,610,620
----------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $77,386,032)                                                                    $   78,415,940
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES
----------------------------------------------------------------------------------------------------------------------------
STOCK
----------------------------------------------------------------------------------------------------------------------------
MEXICO
----------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                 28,478      $       17,948
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER
ISSUER/EXPIRATION DATE/STRIKE PRICE                                                         OF CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures - May 2005 @ $111.00 (Premiums Paid, $11,840)                             23      $        9,703
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                            PAR AMOUNT
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 11.0%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.85%, due 5/02/05<                                                             $  9,595,000      $    9,594,240
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.99%, due 7/22/05###<                                                               100,000              99,319
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05<                                                2,000               2,000
----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                               $    9,695,559
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $77,386,032)                                                              $   88,139,150
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                442,833
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $   88,581,983
----------------------------------------------------------------------------------------------------------------------------
     * Non-income producing security.
     < The rate shown represents an annualized yield at time of purchase.
    ## SEC Rule 144A restriction.
   ### Security segregated as collateral for open futures contracts.
  FRN= Fixed Rate Notes

Country weighting percentages of portfolio holdings based on total net assets as of April 30, 2005, are as follows:

-------------------------------------------
Brazil                                17.5%
-------------------------------------------
Russia                                16.8%
-------------------------------------------
Mexico                                12.8%
-------------------------------------------
United States                         10.9%
-------------------------------------------
Argentina                              9.9%
-------------------------------------------
Panama                                 5.0%
-------------------------------------------
Kazakhstan                             3.3%
-------------------------------------------
Turkey                                 3.2%
-------------------------------------------
Venezuela                              3.0%
-------------------------------------------
Other                                 17.6%
-------------------------------------------

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

      CNY= Chinese Yuan Renminbi
      EUR= Euro
      UYU= Uruguayan Peso

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS DEBT FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $ 88,125,013
                                                                                ============
Gross unrealized appreciation                                                   $    522,875
Gross unrealized depreciation                                                       (508,738)
                                                                                ------------
Net unrealized appreciation(depreciation)                                       $     14,137
                                                                                ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
                                                                                                  NET UNREALIZED
                                   CONTRACTS TO                                  CONTRACTS        APPRECIATION
SETTLEMENT DATE                  DELIVER/RECEIVE          IN EXCHANGE FOR        AT VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
SALES
-----

6/8/05-6/22/05    EUR              1,468,343              $  1,890,088           $  1,891,518       $  (1430.00)
                                                          ------------           ------------       -----------

PURCHASES
---------
6/1/05-2/6/06     CNY             12,521,015              $  1,557,756           $  1,542,947       $ (14809.00)
6/27/2005 EUR                         47,141                    61,808                 60,755            (1,053)
                                                          ------------           ------------       -----------
                                                          $  1,619,564           $  1,603,702       $ (15862.00)
                                                          ------------           ------------       -----------

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                                                     Unrealized
                                                                                                   Appreciation
Description                       Expiration           Contracts                  Position       (Depreciation)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                 June 2005                   8                      Long          $     1,024

At April 30, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: June 23, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: June 23, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2005
      -------------

* Print name and title of each signing officer under his or her signature.